15. Financial leases (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FinancialLeasesLineItems [Line Items]
Present value	R$ 1,887,172	R$ 1,802,238
Sale of Towers (leaseback) [Member]
FinancialLeasesLineItems [Line Items]
Present value	1,466,895	R$ 1,411,055
Nominal amount	4,653,740
Sale of Towers (leaseback) [Member] | Up to December 2018 [Member]
FinancialLeasesLineItems [Line Items]
Present value	112,121
Nominal amount	180,551
Sale of Towers (leaseback) [Member] | January 2019 to December 2022 [Member]
FinancialLeasesLineItems [Line Items]
Present value	361,189
Nominal amount	771,486
Sale of Towers (leaseback) [Member] | January 2023 onwards [Member]
FinancialLeasesLineItems [Line Items]
Present value	993,585
Nominal amount	R$ 3,701,703